PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$
Deposits to a hospital*	15,000	-	-
Prepayments to suppliers**	1,490	769	123
Due from suppliers**	9,661	9,559	1,534
Advances to hospitals***	25,598	32,632	5,238
Advances to employees****	5,987	13,442	2,158
Deferred costs	6,200	6,200	995
Others	6,949	15,140	2,430

	70,885	77,742	12,478
Reserve for unrecoverable deposits	(10,619)	(10,270)	(1,648)

	60,266	67,472	10,830

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	706	10,619	1,704
Provisions for the year	706	9,913	-	-
Foreign currency translation	-	-	(349)	(56)

Balance at end of the year	706	10,619	10,270	1,648

Provisions are charged directly to the statement of comprehensive income. The related expense is included in the caption "asset impairment".

*	The amount represents an interest-free cash deposit paid to a customer hospital pursuant to the management service contract to which the deposit is repayable at the termination of the service contract.
**	Prepayments and amounts due from suppliers represent interest-free non-refundable payments in connection with purchase contracts the Group enters into for future delivery of medical equipment and supply materials for external sales and returnable deposits of cancelled orders from suppliers respectively. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to order equipment.
***	The amount represents interest-free advances to a hospital. Management has assessed the impact of such advances on revenue recognition at the outset of the arrangement. The risk of loss arising from any failure by hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management. A charge to cost of revenue is recorded in the period in which a loss is incurred.
****	The amount represents interest-free advance to hospitals held by the Company's employees to cover expenses incurred by centers. A formal loan agreement is in place binding the employees as to the uses of advances and terms and conditions of repayment. The risk of loss arising from inadequate or failure of operation of internal process is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Company has not experienced any loss of such advances.